Schedule of Investments
December 31, 2025 (unaudited)
Upright Assets Allocation Plus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 38.99%

Drug Manufacturers - General - 3.71%
AbbVie, Inc.	500	114,245

Drug Manufacturers - Specialty & Generic - 2.64%
Teva Pharmaceutical Industries Ltd. ADR (2)	2,000	62,420
Viatris, Inc.	1,500	18,675

		81,095

Electrical Equipment & Parts - 0.33%
Plug Power, Inc. (2)	5,000	9,850

Integrated Circuit Design - 10.68%
Himax Technologies, Inc. ADR (2)	40,000	327,600

Internet Content & Information - 0.43%
Baidu, Inc. ADR (2)	100	13,066

Semiconductors - 21.20%
ASE Technology Holding Co. Ltd. ADR (2)	10,000	161,000
Silicon Motion Technology Corp. ADR	2,000	185,400
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	303,890

		650,290

Total Common Stock	(Cost $ 790,285)	1,196,146

Exchange-Traded Funds (3) - 59.39%

Direxion Daily 20+ Year Treasury Bull 3X Shares	750	27,990
Direxion Daily Dow Jones Internet Bull 3X Shares	10,000	273,600
Direxion Daily Energy Bull 2X Shares	550	30,718
Direxion Daily MSCI Brazil Bull 2X Shares	85	6,778
Direxion Daily MSCI Emerging Markets Bull 3X Shares	200	10,912
Direxion Daily MSCI India Bull 2x Shares	500	28,430
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	1,500	76,140
Direxion Daily Real Estate Bull 3X Shares	2,000	17,040
Direxion Daily S&P 500 Bull 3X Shares	1,500	330,915
Direxion Daily Semiconductor Bull 3X Shares	3,100	130,293
Direxion Financial Bull 3X Shares	1,100	185,163
Direxion Small Cap Bull 3X Shares	2,500	113,850
Global X Lithium and Battery Tech ETF	1,000	64,860
iShares MSCI China ETF	200	12,014
iShares MSCI EAFE Value ETF	200	14,282
iShares MSCI Taiwan ETF	1,000	63,530
iShares Russell Mid-Cap Value ETF	100	14,105
KraneShares CSI China Internet ETF	1,400	47,670
ProShares UltraPro QQQ ETF	4,000	210,880
VanEck Vectors Vietnam ETF	2,000	38,160
Vanguard Emerging Markets Stock Index Fund	700	37,632
Vanguard FTSE All-World ex-US Small Cap Index Fund ETF	100	14,333
Vanguard Real Estate Index Fund ETF Shares	200	17,698
VictoryShares US Large Cap High Dividend Volatility Wtd Index ETF	800	55,078

Total Exchange-Traded Funds	(Cost $ 850,904)	1,822,071

Money Market Registered Investment Companies (4) - 2.66%

Fidelity Institutional Money Market - Treasury Portfolio - Class III - 3.41%	81,749	81,749

Total Money Market Registered Investment Companies	(Cost $ 81,749)	81,749

Total Investments - 101.05%	(Cost $ 1,722,937)	3,099,965

Liabilities in Excess of Other Assets - (1.05%)		(32,097)

Total Net Assets - 100.00%		3,067,869

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$3,099,965	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,099,965	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate investment. The yield shown represents the 7-day yield in effect at December 31, 2025.